Note 3 - Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	11	5	6
	$ 820
Business Combination, Acquisition Related Costs	3,336	5,032	861
Business Acquisition, Goodwill, Expected Tax Deductible Amount	2,823	2,214	11,441
Business Combination, Contingent Consideration, Liability	8,740	13,000
Previously Resolved Contingencies [Member] | Acquisitions After December 31, 2008 [Member]
Note 3 - Acquisitions (Details) [Line Items]
Contingent Consideration Paid	658	2,451
CRE Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	8	2	1
RRE Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	3	2	5
Property Services [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired		1
Acquisitions After December 31, 2008 [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Contingent Consideration, Liability	8,740
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	10,500
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	12,600
Contingent Consideration Paid	1,994	5,492	1,806
Contingent Consideration Payable, Resolved		658
Previously Resolved Contigencies [Member]
Note 3 - Acquisitions (Details) [Line Items]
Contingent Consideration Payable, Resolved	13,727
Previously Resolved Contingencies [Member]
Note 3 - Acquisitions (Details) [Line Items]
Compensation Element	$ 12,009	$ 7,475